Stock-based Compensation - Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 12.7	$ 2.7	$ 30.7	$ 7.3	$ 10.6	$ 4.3	$ 2.1
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	12.0	2.7	28.0	7.3
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.7	0.0	2.7	0.0
Loss and loss adjustment expense, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.3	0.1	1.0	0.2	0.4	0.0	0.0
Other insurance expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.4	0.1	0.8	0.5	0.7	0.6	0.2
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1.4	0.8	3.8	2.1	2.7	1.1	0.3
Technology development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	5.3	0.8	12.8	2.1	3.1	1.4	0.1
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 5.3	$ 0.9	$ 12.3	$ 2.4	$ 3.7	$ 1.2	$ 1.5